SEGMENT, MAJOR CUSTOMER AND GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
SEGMENT, MAJOR CUSTOMER AND GEOGRAPHIC INFORMATION
NOTE 16:-	SEGMENT, MAJOR CUSTOMER AND GEOGRAPHIC INFORMATION

a.
The Company manages its business on the basis of one operating segment and derives revenues mainly from the sale of high quality engineered stone and other materials surfaces. The data is presented in accordance with Accounting Standard Codification 280, "Segments Reporting" ("ASC 280").

The Company's chief operating decision maker ("CODM") is its chief executive officer, who reviews financial information presented on a consolidated basis. The CODM assesses the performance of the Company and decides how to allocate resources based upon consolidated net loss that is also reported within the Consolidated Statements of Operations. This financial metric is used by the CODM to make key operating decisions, such as the determination of the rate at which the Company seeks to grow global revenues and the allocation of budget between cost of revenues, sales and marketing, research and development, and general and administrative expenses.

Significant segment expenses are presented in the Company’s consolidated statements of operations. See the consolidated financial statements for other financial information regarding the Company’s operating segment.

b.	The following table presents total revenues for the years ended December 31, 2024, 2023 and 2022, respectively. Revenues are attributed to geographic areas based on the location of end customers:
	Year ended December 31,
	2024	2023	2022

USA	$219,559	$271,647	$342,293
Canada	61,749	75,462	93,377
Latin America	1,392	3,285	4,481
Australia	75,388	106,223	116,284
Asia	20,577	25,959	34,607
EMEA	47,121	59,908	63,320
Israel	17,435	22,747	36,444

	$443,221	$565,231	$690,806

No customer represented 10% or more of the Company’s total revenues for the years ended December 31, 2024, 2023 and 2022.

c.
The following table presents total long-lived assets as of December 31, 2024 and 2023, respectively (including held for sale assets, property, plant and equipment, intangible assets and operating lease right-of-use assets) by geographic area:

	December 31,
	2024	2023

USA	$87,861	$100,886
Canada	10,506	4,685
Australia	5,618	7,885
Asia	19,435	22,630
EMEA	11,315	13,794
Israel	89,791	100,013

	$224,526	$249,893